Expense Example - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - FidelityAdvisorLeveragedCompanyStockFund-AMCIZPRO - Fidelity Advisor Leveraged Company Stock Fund	Sep. 29, 2023 USD ($)
Fidelity Advisor Leveraged Company Stock Fund - Class A
Expense Example:
1 year	$ 676
3 years	890
5 years	1,121
10 years	1,784
Fidelity Advisor Leveraged Company Stock Fund - Class C
Expense Example:
1 year	286
3 years	576
5 years	990
10 years	1,943
Fidelity Advisor Leveraged Company Stock Fund - Class M
Expense Example:
1 year	478
3 years	748
5 years	1,038
10 years	1,863
Fidelity Advisor Leveraged Company Stock Fund - Class I
Expense Example:
1 year	81
3 years	252
5 years	439
10 years	978
Fidelity Advisor Leveraged Company Stock Fund - Class Z
Expense Example:
1 year	68
3 years	214
5 years	373
10 years	$ 835